Non-Cash Transactions - Non-cash Investing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncash Investing Activities [Abstract]
Increase in property, plant and equipment	$ 26,069	$ 24,591	$ 24,451
Other payables	806	(1,074)	633
Non-cash investing activities	$ 26,875	$ 23,517	$ 25,084